RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

The following transactions took place between the Company and its related parties during the year:

	December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000

Interest income from a related party	41	56	88
Loan to directors	11	–	–
Loans assumed by a director	1,123	671	–
Payment on behalf of directors	234	–	–
Directors’ remuneration	223	113	150
Directors’ fees of the subsidiary	155	135	125
Directors’ fees of the Company	–	–	9
Related party remuneration	–	111	138
Rental expense paid to a related party	40	39	40
Interest paid to a related party	–	–	75
Loan from a related party	–	–	1,096